Financial risk management (Tables)	12 Months Ended
Dec. 31, 2024
Financial risk management
Schedule of interest bearing financial liabilities

	2024
	Fixed rate	Floating rate	Total
	U.S.$'000	U.S.$'000	U.S.$'000
Bank borrowings (Note 17)	14,831	42,331	57,162
Obligations under leases (Note 18)	69,452	—	69,452
Debt instruments (Note 19)	—	10,135	10,135
Other financial liabilities (Note 20)	52,380	19,484	71,864
	136,663	71,950	208,613

	2023
	Fixed rate	Floating rate	Total
	U.S.$'000	U.S.$'000	U.S.$'000
Bank borrowings (Note 17)	15,865	30,683	46,548
Obligations under leases (Note 18)	66,250	—	66,250
Debt instruments (Note 19)	154,780	—	154,780
Other financial liabilities (Note 20)	57,218	20,224	77,442
	294,113	50,907	345,020

Schedule of undiscounted cash flow maturities

	2024
	Less than 1 year	Between 1-2 years	Between 2-5 years	After 5 years	Total
	US$'000	US$'000	US$'000	US$'000	US$'000
Bank borrowings	43,251	681	13,230	—	57,162
Leases	14,225	14,504	26,155	114,925	169,809
Debt instruments	10,268	—	—	—	10,268
Financial loans from government agencies	47,283	9,408	12,960	—	69,651
Payables to related parties	2,664	—	—	—	2,664
Payable to non-current asset suppliers	7,066	143	—	—	7,209
Contingent consideration	2,163	1,489	—	—	3,653
Trade and other payables	157,064	—	—	—	157,064
	283,985	26,225	52,345	114,925	477,479

	2023
	Less than 1 year	Between 1-2 years	Between 2-5 years	After 5 years	Total
	US$'000	US$'000	US$'000	US$'000	US$'000
Bank borrowings	31,635	—	1,683	13,230	46,548
Leases	12,923	13,778	21,946	126,111	174,758
Debt instruments	19,692	168,705	—	—	188,397
Financial loans from government agencies	14,653	51,243	15,444	3,586	84,926
Payables to related parties	2,198	—	—	—	2,198
Payable to non-current asset suppliers	9,791	336	—	—	10,127
Contingent consideration	400	983	677	—	2,060
Trade and other payables	183,375	—	—	—	183,375
	274,667	235,045	39,750	142,927	692,389

Schedule of changes in liabilities arising from financing activities

	January 1, 2024	Changes from financing cash flows	Effect of changes in foreign exchange rates	Interest expenses	Other changes	December 31, 2024
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Bank borrowings (Note 17)	46,548	9,529	(2,389)	3,887	(413)	57,162
Obligations under leases (Note 18)	66,250	(16,201)	—	5,935	13,468	69,452
Debt instruments (Note 19)	154,780	(144,993)	(114)	1,799	(1,337)	10,135
Financial loans from government agencies (Note 20)	77,442	(3,458)	(4,034)	4,371	(2,457)	71,864
Total liabilities from financing activities	345,020	(155,123)	(6,537)	15,992	9,261	208,613
Other amounts paid due to net financing activities		(20,385)
Net cash (used) in financing activities		(175,508)

	January 1, 2023	Changes from financing cash flows	Effect of changes in foreign exchange rates	Interest expenses	Other changes	December 31, 2023
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Bank borrowings (Note 17)	77,833	(26,798)	1,716	2,568	(8,771)	46,548
Obligations under leases (Note 18)	58,536	(14,967)	1,721	5,199	15,761	66,250
Debt instruments (Note 19)	343,442	(209,245)	—	22,989	(2,406)	154,780
Financial loans from government agencies (Note 20)	98,661	(23,740)	2,565	4,847	(4,891)	77,442
Total liabilities from financing activities	578,472	(274,750)	6,002	35,603	(307)	345,020
Other amounts paid due to net financing activities		(7,397)
Net cash (used) in financing activities		(282,147)